Finance income and cost	12 Months Ended
Dec. 31, 2018
Finance income and cost
Finance income and cost

21.  Finance income and cost

An analysis of finance income is as follows:

	2018		2017		2016
Interest on cash and equivalents	Ps.	152,437	Ps.	105,151	Ps.	78,793
Interest on recovery of guarantee deposits		166		644		23,792
Others		—		—		6
	Ps.	152,603	Ps.	105,795	Ps.	102,591

An analysis of finance cost is as follows:

	2018		2017		2016
Cost of letter credit notes	Ps.	57,277	Ps.	42,294	Ps.	28,067
Interest on debts and borrowings*		56,916		37,565		1,245
Bank fees and others		6,141		5,279		5,804
Other finance costs		—		1,219		—
	Ps.	120,334	Ps.	86,357	Ps.	35,116

* The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of the asset (Note 12) Interest expense not capitalized is related to the short term working capital facility from Citibanamex.

	2018		2017		2016
Interest on debts and borrowings	Ps.	414,836	Ps.	230,954	Ps.	96,690
Capitalized interest (Note 12)		(357,920)		(193,389)		(95,445)
Net interest on debts and borrowing in the consolidated statements of operations	Ps.	56,916	Ps.	37,565	Ps.	1,245